SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, FINTECH ACQUISITION CORP. II (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Common Stock Subject To Possible Redemption [Abstract]
Common stock subject to possible redemption (in shares)	16,112,706
Offering Costs [Abstract]
Offering costs to stockholder's equity	$ 12,912,088
Income Taxes [Abstract]
Unrecognized tax benefits	0	$ 0	$ 0
Unrecognized tax benefits, accrued for interest and penalties	$ 0	$ 0	$ 0
Net Loss Per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,960,000
Concentration of Credit Risk [Abstract]
Federal depository insurance amount	$ 250,000